UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-08797 and 811-09049

Name of Fund: BlackRock International Fund of BlackRock Series, Inc. and BlackRock Master International Portfolio of BlackRock Master LLC

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock International Fund of BlackRock Series, Inc. and BlackRock Master International Portfolio of BlackRock Master LLC, 55 East 52nd Street, New York, NY 10055

Registrants’ telephone number, including area code: (800) 441-7762

Date of fiscal year end: 10/31/2016

Date of reporting period: 07/31/2016

Item 1 – Schedule of Investments

Schedule of Investments July 31, 2016 (Unaudited)	BlackRock International Fund
(Percentages shown are based on Net Assets)

Mutual Fund	Value
BlackRock Master International Portfolio of BlackRock Master LLC	$517,334,771
Total Investments (Cost — $513,146,143) — 100.1%	517,334,771
Liabilities in Excess of Other Assets — (0.1)%	(391,529)

Net Assets — 100.0%	$516,943,242

Notes to Schedule of Investments

BlackRock International Fund (the “Fund”) seeks to achieve its investment objective by investing all of its assets in BlackRock Master International Portfolio (the “Portfolio”) of BlackRock Master LLC, which has the same investment objective and strategies as the Fund. As of period end, the value of the investment and the percentage owned by the Fund of the Portfolio was $517,334,771 and 100%, respectively.

The Fund records its investment in the Portfolio at fair value. The Fund’s investment in the Portfolio is valued pursuant to the pricing policies approved by the Board of Directors of the Portfolio.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments are typically categorized as Level 3.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Portfolio’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments, refer to the Portfolio’s most recent financial statements as contained in its semi-annual report.

As of period end, the Fund’s investment in the Portfolio was classified as Level 2.

During the period ended July 31, 2016, there were no transfers between levels.

BLACKROCK INTERNATIONAL FUND	JULY 31, 2016	1

Schedule of Investments July 31, 2016 (Unaudited)	BlackRock Master International Portfolio
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Belgium — 3.6%
KBC Groep NV (a)	363,812	$18,911,587
Brazil — 2.5%
Telefonica Brasil SA, Preference Shares	854,584	13,020,124
China — 4.9%
Baidu, Inc. — ADR (a)	46,186	7,371,286
Bank of China Ltd., H Shares	44,220,000	18,256,270

		25,627,556
France — 2.7%
Cie de Saint-Gobain	327,450	13,901,053
Hong Kong — 3.5%
AIA Group Ltd.	2,896,200	18,040,985
India — 2.7%
Axis Bank Ltd.	1,692,700	13,864,150
Indonesia — 2.2%
Bank Mandiri Persero Tbk PT	14,804,800	11,492,844
Ireland — 3.9%
Shire PLC	314,169	20,296,124
Israel — 3.4%
Teva Pharmaceutical Industries Ltd. — ADR	328,921	17,597,273
Italy — 1.9%
Intesa Sanpaolo SpA	4,526,135	9,987,681
Japan — 19.1%
Bridgestone Corp.	382,400	13,242,877
Omron Corp.	636,000	21,091,406
Recruit Holdings Co. Ltd.	694,300	26,373,561
THK Co. Ltd.	1,048,500	20,715,843
Trend Micro, Inc.	481,100	17,468,504

		98,892,191
Netherlands — 15.1%
ASML Holding NV	203,339	22,326,868
Heineken NV	162,303	15,317,487
Ing Groep NV	1,502,854	16,801,990
Randstad Holding NV	103,688	4,460,663
Royal Dutch Shell PLC, A Shares	733,850	19,116,268

		78,023,276
South Korea — 2.8%
SK Telecom Co. Ltd.	70,455	14,478,104
Switzerland — 1.5%
Cie Financiere Richemont SA, Registered Shares	125,562	7,633,162
Taiwan — 1.6%
Hermes Microvision, Inc.	189,000	8,054,916
United Kingdom — 18.2%
AstraZeneca PLC	383,126	25,649,640
Kingfisher PLC	4,978,835	22,109,428
Liberty Global PLC, Series A (a)	311,700	9,884,007

Common Stocks	Shares	Value
United Kingdom (continued)
Lloyds Banking Group PLC	18,652,130	$13,118,998
Vodafone Group PLC	7,678,526	23,326,508

		94,088,581
United States — 5.8%
Alexion Pharmaceuticals, Inc. (a)	60,236	7,746,350
Estee Lauder Cos., Inc., Class A	83,585	7,765,047
TripAdvisor, Inc. (a)	204,709	14,323,489

		29,834,886
Total Long-Term Investments (Cost — $489,464,954) — 95.4%		493,744,493

Short-Term Securities
Money Market Funds — 4.1%
BlackRock Liquidity Funds, TempFund, Institutional Class, 0.36% (b)(c)	20,905,943	20,905,943
Total Short-Term Securities (Cost — $20,905,943) — 4.1%		20,905,943
Total Investments (Cost — $510,370,897*) — 99.5%		514,650,436
Other Assets Less Liabilities — 0.5%		2,684,335

Net Assets — 100.0%		$517,334,771

Portfolio Abbreviations
ADR	American Depositary Receipts

2	BLACKROCK MASTER LLC	JULY 31, 2016

Schedule of Investments (continued)	BlackRock Master International Portfolio

Notes to Schedule of Investments

*	As of period end, gross unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$510,667,126

Gross unrealized appreciation	$35,397,534
Gross unrealized depreciation	(31,414,224)

Net unrealized appreciation	$3,983,310

(a)	Non-income producing security.

(b)	During the period ended July 31, 2016, investments in issuers considered to be an affiliate of the Portfolio for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at October 31, 2015	Net Activity	Shares Held at July 31, 2016	Income	Realized Gain
BlackRock Liquidity Funds, TempFund, Institutional Class	14,935,585	5,970,358	20,905,943	$29,683	$440

(c)	Current yield as of period end.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Portfolio has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Portfolio’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments are typically categorized as Level 3.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Portfolio’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Portfolio’s policy regarding valuation of investments, refer to the Portfolio’s most recent financial statements as contained in its semi-annual report.

BLACKROCK MASTER LLC	JULY 31, 2016	3

Schedule of Investments (concluded)	BlackRock Master International Portfolio

The following tables summarize the Portfolio’s investments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments:
Common Stocks:
Belgium	—	$18,911,587	—	$18,911,587
Brazil	$13,020,124	—	—	13,020,124
China	7,371,286	18,256,270	—	25,627,556
France	—	13,901,053	—	13,901,053
Hong Kong	—	18,040,985	—	18,040,985
India	—	13,864,150	—	13,864,150
Indonesia	—	11,492,844	—	11,492,844
Ireland	—	20,296,124	—	20,296,124
Israel	17,597,273	—	—	17,597,273
Italy	—	9,987,681	—	9,987,681
Japan	—	98,892,191	—	98,892,191
Netherlands	16,801,990	61,221,286	—	78,023,276
South Korea	—	14,478,104	—	14,478,104
Switzerland	—	7,633,162	—	7,633,162
Taiwan	—	8,054,916	—	8,054,916
United Kingdom	9,884,007	84,204,574	—	94,088,581
United States	29,834,886	—	—	29,834,886
Short-Term Securities:
Money Market Funds	20,905,943	—	—	20,905,943

Total	$115,415,509	$399,234,927	—	$514,650,436

During the period ended July 31, 2016, there were no transfers between levels.

4	BLACKROCK MASTER LLC	JULY 31, 2016

Item 2 – Controls and Procedures

2(a) –	The registrants’ principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrants’ disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –	There were no changes in the registrants’ internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrants’ last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrants’ internal control over financial reporting.

Item 3 – Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, each registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock International Fund of BlackRock Series, Inc. and BlackRock Master International Portfolio of BlackRock Master LLC

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock International Fund of BlackRock Series, Inc. and BlackRock Master International Portfolio of BlackRock Master LLC

Date:	September 21, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of each registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock International Fund of BlackRock Series, Inc. and BlackRock Master International Portfolio of BlackRock Master LLC

Date:	September 21, 2016

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock International Fund of BlackRock Series, Inc. and BlackRock Master International Portfolio of BlackRock Master LLC

Date:	September 21, 2016